UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     June 30, 2007

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   57
Form 13F Information Table Value Total (Thousands):   $111,214

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliance Data Systems Corporat COM              018581108     5568    72047 SH       SOLE                    28364             43683
Altus Pharmaceuticals, Inc.    COM              02216N105      226    19570 SH       SOLE                    15345              4225
Amdocs Ltd.                    COM              G02602103     2762    69356 SH       SOLE                    66500              2856
AmeriSafe Inc.                 COM              03071H100      299    15230 SH       SOLE                    15230
Anesiva, Inc.                  COM              03460L100       92    14950 SH       SOLE                     3600             11350
Arch Capital Group Ltd.        COM              G0450A105    12836   176947 SH       SOLE                    53533            123414
Atheros Communications, Inc.   COM              04743P108      457    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       78    14000 SH       SOLE                                      14000
Avocent Corporation            COM              053893103      593    20455 SH       SOLE                    20455
Cbeyond, Inc.                  COM              149847105     1451    37672 SH       SOLE                      900             36772
Centennial Communication Corp. COM              15133V208      551    58100 SH       SOLE                    25822             32278
Cogent Communications Group, I COM              19239V302      522    17483 SH       SOLE                    11347              6136
CommVault Systems, Inc.        COM              204166102      675    39107 SH       SOLE                    34107              5000
Complete Production Services,  COM              20453E109     2492    96400 SH       SOLE                    96400
Crosstex Energy, Inc.          COM              22765Y104     2060    71713 SH       SOLE                    71713
DeCODE genetics, Inc.          COM              243586104      127    33962 SH       SOLE                    31215              2747
Du Pont                        COM              263534109      323     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103    20525   637830 SH       SOLE                   624600             13230
Ecotality,Inc.		       COM              27922Y103     3228  5869565 SH       SOLE                  5869565
Exact Sciences Corporation     COM              30063P105       38    13068 SH       SOLE                     6000              7068
Foundation Coal Holdings, Inc. COM              35039W100     2430    59797 SH       SOLE                    16437             43360
Google, Inc. - Cl A            COM              38259P508    16306    31197 SH       SOLE                    27740              3457
Greenfield Online              COM              395150105     3169   199211 SH       SOLE                   199211
Herbalife Ltd                  COM              G4412G101      512    12907 SH       SOLE                    12907
HewlettPackard                 COM              428236103      577    12929 SH       SOLE                                      12929
Hittite Microwave Corporation  COM              43365Y104      813    19024 SH       SOLE                     5071             13953
Ikanos Communications, Inc.    COM              45173E105      884   116103 SH       SOLE                   116103
Illinois Tool Works            COM              452308109      214     3955 SH       SOLE                     3955
Internap Network Services Corp COM              45885A300      486    33671 SH       SOLE                    15963             17708
Keryx Biopharmaceuticals, Inc. COM              492515101     1057   108200 SH       SOLE                     1800            106400
Linear Technology Corp.        COM              535678106     1823    50400 SH       SOLE                    21400             29000
LoopNet, Inc.                  COM              543524300      431    18460 SH       SOLE                     8780              9680
Memory Pharmaceuticals Corpora COM              58606R403       59    24912 SH       SOLE                                      24912
Microchip Technology, Inc.     COM              595017104      296     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      324    11000 SH       SOLE                                      11000
Neustar, Inc. Class A          COM              64126X201     1309    45200 SH       SOLE                     1000             44200
Northstar Neuroscience, Inc.   COM              66704V101      773    66449 SH       SOLE                    66449
Novacea, Inc.                  COM              66987B103      138    14524 SH       SOLE                    14524
Occam Networks, Inc.           COM              67457P309      402    40316 SH       SOLE                     4748             35568
Packaging Corporation of Ameri COM              695156109      642    25379 SH       SOLE                    19288              6091
Plains Exploration & Productio COM              726505100     1398    29251 SH       SOLE                    29251
Positron Corp.                 COM              737397125       50   489642 SH       SOLE                                     489642
Quest Software, Inc.           COM              74834T103      460    28409 SH       SOLE                    28409
Riverbed Technology 	       COM              768573107     2804    64001 SH       SOLE                    64001
SAVVIS, Inc.                   COM              805423308     6001   121200 SH       SOLE                    32630             88570
Salesforce.com, Inc.           COM              79466L302     1772    41351 SH       SOLE                    36800              4551
SeaBright Insurance Holdings,  COM              811656107      459    26271 SH       SOLE                     3670             22601
Seagate Technology 	       COM              G7945J104     1098    50456 SH       SOLE                    50456
Seattle Genetics, Inc.         COM              812578102     1168   119013 SH       SOLE                   119013
Shutterfly, Inc.               COM              82568P304     1110    51498 SH       SOLE                    22492             29006
Skyepharma Plc.                COM              830808101      897   175876 SH       SOLE                                     175876
Somaxon Pharmaceuticals, Inc.  COM              834453102      300    24707 SH       SOLE                    24707
SuperGen, Inc. 		       COM              868059106      278    47387 SH       SOLE                                      47387
Tempur-Pedic International Inc COM              88023U101      824    31804 SH       SOLE                    23598              8206
Volcano Corporation            COM              928645100     1383    68410 SH       SOLE                    42553             25857
Xenoport, Inc.                 COM              98411C100      702    15801 SH       SOLE                     2850             12951
YaHoo!, Inc.                   COM              984332106     2960   109120 SH       SOLE                   103120              6000